Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and contingencies [Abstract]
Future Minimum Commitment Under Non-Cancelable Agreements
Operating lease
US$
2015	11,568
2016	7,581
2017	1,399
2018	951
2019 and thereafter	569
Total	22,068